                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-4165
                                    --------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    September 30
                          ------------------------------------------------------

Date of reporting period:   December 31, 2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2005 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2005 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 86.2%
          $138,000  REFCORP STRIPS - COUPON,
                    1.79%, 1/15/05                                $     137,903
        35,110,000  BECC, 6.19%, 2/15/05                             35,015,189
           226,000  Federal Judiciary, 1.46%, 2/15/05                   225,403
           600,000  STRIPS - COUPON, 6.28%,
                    2/15/05                                             598,589
            30,000  TR, 1.91%, 2/15/05                                   29,921
           343,220  TR, 1.91%, 2/15/05                                  342,314
           594,000  AID Israel Government Bond,
                    1.75%, 3/15/05                                      591,283
        49,000,000  BECC, 5.83%, 5/15/05                             48,532,002
            51,000  CATS, 2.04%, 5/15/05
                    (LOC: BNP Paribas)                                   50,522
               625  CUBES, 1.65%, 5/15/05                                   619
           600,000  STRIPS - COUPON, 4.68%,
                    5/15/05                                             594,917
         5,000,000  STRIPS - PRINCIPAL, 1.93%,
                    5/15/05                                           4,958,005
            59,000  STRIPS - PRINCIPAL, 7.70%,
                    5/15/05                                              58,504
           485,250  TBR, 8.52%, 5/15/05                                 480,790
           355,000  TIGR, 1.39%, 5/15/05                                351,673
            80,250  TR, 1.65%, 5/15/05                                   79,498
         6,450,000  TR, 8.38%, 5/15/05                                6,389,557
           164,000  AID Israel Government Bond,
                    2.05%, 8/15/05                                      161,349
           328,000  CATS, 1.67%, 8/15/05                                322,561
         1,500,000  STRIPS - COUPON, 3.81%,
                    8/15/05                                           1,477,374
         4,970,000  STRIPS - PRINCIPAL, 7.10%,
                    8/15/05                                           4,891,454
               800  TR, 1.70%, 8/15/05                                      787
         1,245,000  TR, 1.73%, 8/15/05                                1,224,355
           436,000  AID Israel Government Bond,
                    1.68%, 9/15/05                                      427,790
           187,000  AID Israel Government Bond,
                    1.68%, 9/15/05                                      183,479
         3,553,000  REFCORP STRIPS - COUPON,
                    3.72%, 10/15/05                                   3,478,977
        31,050,000  BECC, 6.10%, 11/15/05                            30,258,939
           328,000  CATS, 1.92%, 11/15/05                               319,780
         3,613,519  CUBES, 2.27%, 11/15/05                            3,522,961
         1,200,000  LION, 6.41%, 11/15/05                             1,168,929
        23,150,000  STRIPS - COUPON, 2.97%,
                    11/15/05                                         22,618,129
         7,000,000  STRIPS - PRINCIPAL, 2.71%,
                    11/15/05                                          6,835,668
        32,600,000  STRIPS - PRINCIPAL, 3.30%,
                    11/15/05                                         31,834,682
         2,247,000  TBR, 8.45%, 11/15/05                              2,191,625
           100,000  TIGR, 1.94%, 11/15/05                                97,494
        20,000,000  TR, 4.08%, 11/15/05                              19,498,780
         5,556,000  STRIPS - COUPON, 7.33%,
                    2/15/06                                           5,388,509
         9,500,000  STRIPS - PRINCIPAL, 3.10%,
                    2/15/06                                           9,210,573
         1,003,875  TR, 5.54%, 2/15/06                                  970,937
         3,420,000  CATS, 2.90%, 5/15/06                              3,279,199
           798,000  STRIPS - COUPON, 8.21%,
                    5/15/06                                             767,726
           704,500  TBR, 5.875%, 5/15/06                                675,950
        12,264,000  TR, 5.47%, 5/15/06                               11,759,091
        12,100,000  STRIPS - PRINCIPAL, 2.37%,
                    7/15/06                                          11,569,899
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          272,573,686
(Cost $269,625,859)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 13.8%
            60,000  FHLMC STRIPS - COUPON,
                    1.50%, 1/15/05                                       59,955
           189,000  FHLMC STRIPS - COUPON,
                    1.50%, 1/15/05                                      188,858
            25,000  FHLMC STRIPS - PRINCIPAL,
                    1.50%, 1/15/05                                       24,981
         4,063,000  FHLMC STRIPS - COUPON,
                    2.94%, 1/15/05                                    4,059,941
           400,000  TVA STRIPS - COUPON,
                    1.75%, 1/15/05                                      399,682
            40,000  FICO STRIPS - COUPON,
                    1.38%, 2/3/05                                        39,925

TARGET 2005 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           533,000  FICO STRIPS - COUPON,
                    1.53%, 3/7/05                                       530,800
           688,000  FICO STRIPS - COUPON,
                    1.90%, 3/26/05                                      684,218
           200,000  FHLB, 2.00%, 4/20/05                                198,554
            59,000  TVA STRIPS - COUPON, 1.90%,
                    5/1/05                                               58,492
           582,000  FICO STRIPS - COUPON, 1.80%,
                    5/2/05                                              577,178
           100,000  FICO STRIPS - COUPON, 1.42%,
                    5/11/05                                              99,098
           473,000  TVA STRIPS - COUPON, 1.88%,
                    5/13/05                                             468,444
         1,160,000  FNMA STRIPS-COUPON, 0.00%,
                    5/15/05                                           1,149,297
           400,000  Government Trust Certificates,
                    2.05%, 5/15/05                                      395,964
         1,400,000  Government Trust Certificates,
                    4.41%, 5/15/05                                    1,385,874
        16,878,000  FHLMC STRIPS - COUPON,
                    3.00%, 7/15/05                                   16,639,683
           125,000  FNMA STRIPS - COUPON,
                    2.35%, 8/12/05                                      122,766
           450,000  FHLMC STRIPS-COUPON, 2.54%,
                    8/15/05                                             442,517
         1,000,000  FHLMC STRIPS-PRINCIPAL,
                    2.54%, 8/15/05                                      983,372
           587,000  FHLMC STRIPS - COUPON, 2.14%,
                    9/15/05                                             575,627
           688,000  FICO STRIPS - COUPON, 2.22%,
                    9/26/05                                             674,028
         2,088,000  FHLMC STRIPS - COUPON, 2.04%,
                    10/15/05                                          2,041,609
            10,000  FICO STRIPS - COUPON, 2.96%,
                    11/2/05                                               9,762
           161,000  FICO STRIPS - COUPON, 1.75%,
                    11/11/05                                            157,030
         1,738,000  Government Trust Certificate,
                    4.40%, 11/15/05                                   1,691,554
            57,000  FICO STRIPS - COUPON, 1.75%,
                    11/30/05                                             55,499
           151,000  FICO STRIPS - COUPON, 1.83%,
                    12/6/05                                             146,946
           100,000  FICO STRIPS - COUPON, 2.80%,
                    12/6/05                                              97,315
         5,000,000  FNMA, 2.42%, 12/13/05                             4,861,980
           120,000  TVA STRIPS - COUPON, 2.00%,
                    12/15/05                                            116,555
         5,000,000  FHLMC, 3.06%, 3/14/06                             4,819,495
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    43,756,999
(Cost $43,759,032)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
      $    869,000  FHLB Discount Notes,
                    1.25%, 1/3/05(2)                                    868,835
                                                                 ---------------
(Cost $868,940)

TOTAL INVESTMENT SECURITIES - 100.3%                                317,199,520
                                                                 ---------------
(Cost $314,253,831)

OTHER ASSETS AND LIABILITIES - (0.3)%                                  (866,481)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $316,333,039
                                                                 ===============

TARGET 2005 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development
BECC = Book Entry Callable Corpus
CATS = Certificates of Accrual of Treasury Securities
CUBES = Coupons Under Book Entry Safekeeping
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
LION = Lehman Investment Opportunity Note
LOC = Letter of Credit
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TBR = Treasury Bond Receipts
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
TVA = Tennessee Valley Authority
(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2005 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATIOn

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $  314,364,048
                                                                 ===============
Gross tax appreciation of investments                            $    3,054,005
Gross tax depreciation of investments                                  (218,533)
                                                                 ---------------
Net tax appreciation of investments                              $    2,835,472
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC..

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 82.0%
        $1,000,000  STRIPS - COUPON, 3.44%,
                    5/15/09                                       $     857,213
            59,000  TIGR, 3.77%, 5/15/09                                 50,035
         5,106,000  TR, 3.93%, 5/15/09                                4,330,189
        16,367,000  CATS, 4.98%, 8/15/09                             13,718,721
         1,400,000  Federal Judiciary, 3.47%, 8/15/09                 1,173,472
         2,000,000  STRIPS - COUPON, 3.40%, 8/15/09                   1,695,490
            13,000  TIGR, 2.95%, 8/15/09                                  6,706
           149,500  TIGR, 2.95%, 8/15/09                                 77,114
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                     447,331
         1,237,000  CATS, 6.31%, 11/15/09                             1,026,983
         2,000,000  STRIPS - COUPON, 5.34%,
                    11/15/09                                          1,680,392
        35,500,000  STRIPS - PRINCIPAL, 5.57%,
                    11/15/09                                         29,606,857
         1,000,000  STRIPS - COUPON, 3.77%, 2/15/10                     828,125
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                    1,004,190
           787,000  STRIPS - COUPON, 7.99%, 5/15/10                     646,096
           577,000  STRIPS - COUPON, 9.24%, 8/15/10                     467,296
         3,000,000  U.S. Treasury STRIPS - PRINCIPAL,
                    3.87%, 8/15/10                                    2,422,788
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                   2,502,920
        15,839,000  STRIPS - COUPON, 5.46%,
                    11/15/10                                         12,693,090
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                   15,211,628
           507,000  Federal Judiciary, 4.38%, 2/15/11                   393,182
        22,310,000  STRIPS - COUPON, 8.83%,
                    2/15/11                                          17,562,767
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                    1,433,021
        34,000,000  STRIPS - COUPON, 5.47%,
                    5/15/11                                          26,455,263
         7,000,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                    5,352,151
         9,715,000  STRIPS - COUPON, 7.03%, 8/15/11                   7,460,858
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                  22,107,907
        11,000,000  STRIPS - COUPON, 4.06%,
                    11/15/11                                          8,346,987
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          179,558,772
(Cost $163,147,858)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 16.6%
         3,555,000 FHLMC STRIPS - COUPON, 4.44%,
                    1/15/10                                           2,914,944
         3,244,000  FICO STRIPS - COUPON, 4.27%,
                    4/6/10                                            2,637,531
         9,460,000  FICO STRIPS - COUPON, 6.02%,
                    5/11/10                                           7,663,574
         2,805,000  FICO STRIPS - COUPON, 6.09%,
                    5/30/10                                           2,266,101
         3,750,000  FHLMC STRIPS - COUPON, 4.95%,
                    7/15/10                                           3,001,724
         1,231,000  FHLMC STRIPS - COUPON, 4.16%,
                    9/15/10                                             977,095
         2,800,000  FICO STRIPS - COUPON, 4.42%,
                    10/6/10                                           2,221,122
         7,000,000  FICO STRIPS - COUPON, 6.11%,
                    11/11/10                                          5,528,586
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                   1,859,347
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                   3,438,347
         2,973,000  FICO STRIPS - COUPON, 4.77%,
                    12/6/10                                           2,337,031
         1,845,000  FHLMC STRIPS - COUPON, 4.71%,
                    1/15/11                                           1,435,534
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    36,280,936
(Cost $33,923,977)                                               ---------------

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.7%
      $  1,423,000  FHLB Discount Notes, 1.25%,
                    1/3/05(2)                                         1,422,730
                                                                 ---------------
(Cost $1,422,901)

TOTAL INVESTMENT SECURITIES - 99.3%                                 217,262,438
                                                                 ---------------
(Cost $198,494,736)

OTHER ASSETS AND LIABILITIES - 0.7%                                   1,545,013
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 218,807,451
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 198,494,736
                                                                 ===============
Gross tax appreciation of investments                             $  18,814,601
Gross tax depreciation of investments                                   (46,899)
                                                                 ---------------
Net tax appreciation of investments                               $  18,767,702
                                                                 ===============

The cost of investments for federal tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 88.6%
          $500,000  STRIPS - COUPON, 4.61%,
                    5/15/14                                       $     332,296
         1,684,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                   1,075,542
         1,000,000  STRIPS - COUPON, 4.89%,
                    11/15/14                                            645,875
        12,310,000  REFCORP STRIPS - COUPON,
                    7.16%, 1/15/15                                    7,756,635
         3,485,000  Federal Judiciary, 4.69%, 2/15/15                 2,169,576
         5,350,000  STRIPS - COUPON, 8.49%, 2/15/15                   3,413,990
        25,060,000  REFCORP STRIPS - COUPON,
                    8.46%, 4/15/15                                   15,573,462
         7,908,000  STRIPS - COUPON, 5.84%, 5/15/15                   4,975,461
        27,469,000  REFCORP STRIPS - COUPON,
                    8.30%, 7/15/15                                   16,822,234
        12,203,000  STRIPS - COUPON, 7.76%, 8/15/15                   7,568,813
        27,598,000  REFCORP STRIPS - COUPON,
                    8.46%, 10/15/15                                  16,641,317
        22,481,000  STRIPS - COUPON, 7.29%,
                    11/15/15                                         13,729,237
         5,500,000  STRIPS - PRINCIPAL, 5.04%,
                    11/15/15                                          3,376,764
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                    2,469,702
        13,800,000  STRIPS - COUPON, 7.27%,
                    2/15/16                                           8,305,530
         7,700,000  STRIPS - COUPON, 8.53%,
                    5/15/16                                           4,566,385
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                   16,194,012
         1,000,000  STRIPS - COUPON, 4.91%,
                    8/15/16                                             584,931
        28,742,000  REFCORP STRIPS - COUPON,
                    7.63%, 10/15/16                                  16,310,137
         3,500,000  STRIPS - COUPON, 5.12%,
                    11/15/16                                          2,014,404
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          144,526,303
(Cost $107,277,941)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 10.7%
         2,232,000  FICO STRIPS - COUPON, 5.14%,
                    5/30/14                                           1,443,642
         5,000,000  FHLMC, 4.94%, 11/24/14                            3,133,290
           180,000  FICO STRIPS - COUPON, 5.00%,
                    11/30/14                                            113,032
         7,681,000  FICO STRIPS - COUPON, 6.78%,
                    2/8/15                                            4,777,067
         1,017,000  FICO STRIPS - COUPON,
                    5.76%, 4/6/15                                       626,625
         3,750,000  FHLMC STRIPS - COUPON,
                    5.88%, 7/15/15                                    2,266,020
            52,000  FICO STRIPS - COUPON, 5.47%,
                    11/2/15                                              30,931
         2,000,000  FICO STRIPS - COUPON, 5.77%,
                    11/11/15                                          1,187,748
           190,000  FICO STRIPS - COUPON, 5.16%,
                    12/6/15                                             112,358
           125,000  FICO STRIPS - COUPON, 4.44%,
                    12/27/15                                             73,658
         1,500,000  FHLMC STRIPS - COUPON, 5.45%,
                    1/15/16                                             878,267
         5,000,000  FICO STRIPS - COUPON, 6.42%,
                    6/6/16                                            2,867,950
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    17,510,588
(Cost $15,650,433)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
      $  1,002,000  FHLB Discount Notes, 1.25%,
                    1/3/05(2)                                         1,001,810
                                                                 ---------------
 (Cost $1,001,930)

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%                                 163,038,701
                                                                 ---------------
(Cost $123,930,304)

OTHER ASSETS AND LIABILITIES - 0.1%                                     122,198
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 163,160,899
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 124,097,513
                                                                 ===============
Gross tax appreciation of investments                             $  38,955,468
Gross tax depreciation of investments                                   (14,280)
                                                                 ---------------
Net tax appreciation of investments                               $  38,941,188
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

 AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 96.6%
       $21,000,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                                $  10,366,923
           135,000  Federal Judiciary, 5.69%, 2/15/19                    65,585
         1,000,000  STRIPS - COUPON, 5.24%,
                    2/15/19                                             502,825
           258,000  REFCORP STRIPS - COUPON,
                    6.21%, 4/15/19                                      125,356
         1,000,000  STRIPS - COUPON, 5.26%, 5/15/19                     495,349
           289,000  Federal Judiciary, 5.73%, 8/15/19                   136,271
         1,000,000  STRIPS - COUPON, 5.26%, 8/15/19                     488,633
         4,000,000  STRIPS - COUPON, 5.83%,
                    11/15/19                                          1,925,144
        23,674,000  REFCORP STRIPS - COUPON,
                    8.52%, 1/15/20                                   10,991,554
         5,000,000  STRIPS - COUPON, 7.36%,
                    2/15/20                                           2,370,020
        27,299,000  REFCORP STRIPS - COUPON,
                    6.10%, 4/15/20                                   12,488,009
           396,000  AID Israel Government Bond,
                    5.91%, 5/15/20                                      178,331
         7,188,000  STRIPS - COUPON, 7.51%,
                    5/15/20                                           3,360,289
         2,000,000  STRIPS - PRINCIPAL, 6.14%,
                    5/15/20                                             937,780
        38,418,000  REFCORP STRIPS - COUPON,
                    8.18%, 7/15/20                                   17,323,560
        41,644,000  REFCORP STRIPS - PRINCIPAL,
                    6.43%, 7/15/20                                   18,835,206
           115,000  Federal Judiciary, 6.19%, 8/15/20                    50,798
        12,135,000  STRIPS - COUPON, 6.46%,
                    8/15/20                                           5,594,672
         5,000,000  STRIPS - PRINCIPAL, 6.21%,
                    8/15/20                                           2,312,215
        33,406,000  REFCORP STRIPS - COUPON,
                    6.48%, 10/15/20                                  14,817,398
         6,000,000  REFCORP STRIPS - PRINCIPAL,
                    6.64%, 10/15/20                                   2,672,256
        38,907,000  STRIPS - COUPON, 7.03%,
                    11/15/20                                         17,634,481
        35,482,000  REFCORP STRIPS - COUPON,
                    7.27%, 1/15/21                                   15,495,060
        23,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.82%, 1/15/21                                   10,315,391
           100,000  Federal Judiciary, 5.83%, 2/15/21                    42,636
        10,750,000  STRIPS - COUPON, 6.17%,
                    2/15/21                                           4,804,476
        10,500,000  STRIPS - COUPON, 6.08%,
                    5/15/21                                           4,627,088
         5,000,000  STRIPS - PRINCIPAL, 5.85%,
                    5/15/21                                           2,210,420
        10,000,000  STRIPS - PRINCIPAL, 5.81%,
                    8/15/21                                           4,359,000
         2,000,000  STRIPS - COUPON, 5.30%,
                    11/15/21                                            856,738
        10,000,000  STRIPS - PRINCIPAL, 5.46%,
                    11/15/21                                          4,297,800
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                          170,681,264
(Cost $135,746,876)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 3.5%
           535,000  FICO STRIPS - COUPON, 5.81%,
                    4/5/19                                              258,040
         6,250,000  FHLMC STRIPS - COUPON, 6.30%,
                    1/15/20                                           2,816,238
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                     3,174,815
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     6,249,093
(Cost $5,749,783)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
       $   431,000  FHLB Discount Notes, 1.25%,
                    1/3/05(2)                                           430,918
                                                                 ---------------
(Cost $430,970)

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.3%                                177,361,275
                                                                 ---------------
(Cost $141,927,629)

OTHER ASSETS AND LIABILITIES - (0.3)%                                  (550,464)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 176,810,811
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development.
Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 141,933,530
                                                                 ===============
Gross tax appreciation of investments                             $  35,427,797
Gross tax depreciation of investments                                       (52)
                                                                 ---------------
Net tax appreciation of investments                               $ 35,427,745
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND
EQUIVALENTS(1) - 96.6%
        $4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                $   1,717,831
         6,000,000  STRIPS - COUPON, 5.41%,
                    2/15/24                                           2,265,624
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                      568,921
         3,000,000  STRIPS - COUPON, 5.48%,
                    5/15/24                                           1,118,475
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                      333,595
         5,000,000  STRIPS - COUPON, 6.50%,
                    8/15/24                                           1,840,535
        13,184,000  REFCORP STRIPS - COUPON,
                    7.30%, 10/15/24                                   4,691,909
         7,600,000  STRIPS - COUPON, 5.84%,
                    11/15/24                                          2,762,205
         1,600,000  STRIPS - PRINCIPAL, 7.26%,
                    11/15/24                                            584,906
        13,050,000  REFCORP STRIPS - COUPON,
                    7.28%, 1/15/25                                    4,587,923
           900,000  STRIPS - COUPON, 7.27%,
                    2/15/25                                             322,963
         3,000,000  STRIPS - PRINCIPAL, 7.28%,
                    2/15/25                                           1,080,777
        16,688,000  REFCORP STRIPS - COUPON,
                    7.11%, 4/15/25                                    5,788,233
         4,500,000  STRIPS - COUPON, 6.07%,
                    5/15/25                                           1,591,218
        10,349,000  REFCORP STRIPS - COUPON,
                    6.88%, 7/15/25                                    3,543,705
         3,500,000  STRIPS - COUPON, 6.00%,
                    8/15/25                                           1,221,924
         2,850,000  STRIPS - PRINCIPAL, 6.54%,
                    8/15/25                                           1,001,011
        16,493,000  REFCORP STRIPS - COUPON,
                    7.21%, 10/15/25                                   5,571,814
        11,670,000  STRIPS - COUPON, 6.28%,
                    11/15/25                                          4,014,398
        25,035,000  REFCORP STRIPS - COUPON,
                    7.08%, 1/15/26                                    8,348,513
         5,299,000  STRIPS - COUPON, 6.39%,
                    2/15/26                                           1,799,662
         2,000,000  STRIPS - PRINCIPAL, 5.69%,
                    2/15/26                                             684,862
        29,174,000  REFCORP STRIPS - COUPON,
                    6.80%, 4/15/26                                    9,615,692
         4,991,000  STRIPS - COUPON, 6.12%,
                    5/15/26                                           1,677,016
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                   10,327,673
         3,600,000  STRIPS - COUPON, 6.49%,
                    8/15/26                                           1,191,776
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                   3,764,275
         5,000,000  STRIPS - COUPON, 5.75%,
                    11/15/26                                          1,634,220
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           83,651,656
(Cost $61,305,667)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 3.5%
            10,000  FNMA STRIPS - COUPON, 6.14%,
                    4/8/24                                                3,400
         1,000,000  TVA STRIPS - COUPON, 6.58%,
                    5/1/24                                              340,188
         5,099,000  FNMA STRIPS - COUPON, 5.98%,
                    3/23/25                                           1,641,541
         1,092,000  TVA STRIPS - COUPON, 6.12%,
                    11/1/25                                             339,792
         2,376,000  TVA STRIPS - PRINCIPAL, 6.50%,
                    11/1/25                                             744,413
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     3,069,334
(Cost $2,777,418)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
       $   327,000  FHLB Discount Notes, 1.25%,
                    1/3/05(2)                                           326,938
                                                                 ---------------
(Cost $326,977)

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.5%                                 87,047,928
                                                                 ---------------
(Cost $64,410,062)

OTHER ASSETS AND LIABILITIES - (0.5)%                                  (475,862)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  86,572,066
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)  The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  64,670,663
                                                                 ===============
Gross tax appreciation of investments                             $  22,377,304
Gross tax depreciation of investments                                       (39)
                                                                 ---------------
Net tax appreciation of investments                               $  22,377,265
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2030 FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

TARGET 2030 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 89.5%
        $3,000,000  REFCORP STRIPS - COUPON,
                    6.27%, 7/15/29                                $     842,683
           620,000  STRIPS - COUPON,
                    5.82%, 8/15/29                                      177,755
         6,608,000  REFCORP STRIPS - COUPON,
                    6.04%, 1/15/30                                    1,808,233
         2,000,000  REFCORP STRIPS - PRINCIPAL,
                    5.83%, 1/15/30                                      549,232
           430,000  STRIPS - COUPON,
                    5.80%, 2/15/30                                      120,391
         6,666,000  REFCORP STRIPS - COUPON,
                    6.18%, 4/15/30                                    1,802,113
         8,000,000  REFCORP STRIPS - PRINCIPAL,
                    5.65%, 4/15/30                                    2,168,680
        11,347,000  STRIPS - COUPON, 5.47%,
                    5/15/30                                           3,139,465
         3,500,000  STRIPS - PRINCIPAL, 5.55%,
                    5/15/30                                             970,771
         2,167,000  STRIPS - COUPON, 5.41%,
                    8/15/30                                             592,016
           340,000  STRIPS - COUPON, 5.80%,
                    2/15/31                                              90,564
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           12,261,903
(Cost $10,696,737)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 9.5%
         1,000,000  FHLMC STRIPS - COUPON,
                    5.80%, 1/15/30                                      252,208
         2,562,000  TVA STRIPS - PRINCIPAL,
                    6.32%, 5/1/30                                       626,486
         1,000,000  FHLMC STRIPS - COUPON,
                    6.31%, 9/15/30                                      243,166
           750,000  FHLMC STRIPS - COUPON,
                    5.77%, 7/15/31                                      174,128
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     1,295,988
(Cost $1,137,067)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.0%                                  13,557,891
                                                                 ---------------
(Cost $11,833,804)

OTHER ASSETS AND LIABILITIES - 1.0%                                     132,069
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  13,689,960
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLMC = Federal Home Loan Mortgage Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)  The rate indicates is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

TARGET 2030 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  11,945,498
                                                                 ===============
Gross tax appreciation of investments                             $   1,612,393
Gross tax depreciation of investments                                         -
                                                                 ---------------
Net tax appreciation of investments                               $   1,612,393
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY TARGET MATURITIES TRUST
             ----------------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  February 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  February 22, 2005

By:     /s/ Maryanne L. Roepke
        ------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  February 22, 2005